Annual Fund Operating Expenses - Harbor Bond Fund	Mar. 01, 2021
Retirement Class
Operating Expenses:
Management Fees	0.48%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses	0.17%
Interest Expense	0.11%
Other Operating Expenses	0.06%
Total Annual Fund Operating Expenses	0.65%
Fee Waiver or Reimbursement	(0.11%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.54%	[1]
Institutional Class
Operating Expenses:
Management Fees	0.48%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses	0.25%
Interest Expense	0.11%
Other Operating Expenses	0.14%
Total Annual Fund Operating Expenses	0.73%
Fee Waiver or Reimbursement	(0.11%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.62%	[1]
Administrative Class
Operating Expenses:
Management Fees	0.48%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.25%
Interest Expense	0.11%
Other Operating Expenses	0.14%
Total Annual Fund Operating Expenses	0.98%
Fee Waiver or Reimbursement	(0.11%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.87%	[1]

[1]	The Adviser has contractually agreed to reduce the management fee to 0.43% on assets between $1 billion and $3 billion and 0.405% on assets greater than $3 billion through February 28, 2022. Additionally, the Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.43%, 0.51%, and 0.76% for the Retirement Class, Institutional Class, and Administrative Class, respectively, through February 28, 2022. Only the Fund’s Board of Trustees may modify or terminate these agreements.